Earnings per share (Details) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
Weighted number of shares outstanding	224,313,005	223,883,084	224,302,375	217,698,351
Net loss per share basic (in dollars per share)	€ (0.32)	€ (0.30)	€ (0.64)	€ (0.57)
Dilutive share-based payment awards			2,393,823	1,909,767